Annual Total Returns[BarChart] - PIMCO Global Bond Opportunities Fund US Dollar-Hedged - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.59%	9.53%	(0.81%)	9.69%	(0.01%)	6.17%	4.32%	(0.46%)	6.75%	7.31%